Financial Risk Management - Disclosure of Market Risk (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Trade Receivables [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	$ 1,903	$ 2,144	$ 2,389	$ 1,577
Trade Receivables [Member] | AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	328	424	531	5
Trade Receivables [Member] | USD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	199	211	30	167
Trade Receivables [Member] | GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets
Trade Receivables [Member] | EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	1,376	1,509	1,828	1,405
Trade Receivables [Member] | HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets
Trade Payables [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	12,146	9,051	12,801	15,683
Trade Payables [Member] | AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	781	315	203	334
Trade Payables [Member] | USD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	11,209	8,557	12,438	14,942
Trade Payables [Member] | GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	74	131	117	50
Trade Payables [Member] | EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	29	32	8	6
Trade Payables [Member] | HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	53	16	35	351
Cash and Cash Equivalents [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	9,184	1,874	1,396	914
Cash and Cash Equivalents [Member] | AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	1,660	926	965	422
Cash and Cash Equivalents [Member] | USD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	7,190	401	163	194
Cash and Cash Equivalents [Member] | GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	77	131	110	135
Cash and Cash Equivalents [Member] | EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	92	388	149	103
Cash and Cash Equivalents [Member] | HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	$ 165	$ 28	$ 9	$ 60